SCHEDULE OF BALANCE OF LOAN BORROWED UNDER CREDIT LINES (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Line of Credit Facility [Line Items]
Aggregate outstanding principal balances		$ 289,425	$ 254,266
Less: current portion	$ 208,012	101,207
Non-current portion	173,430	188,218	254,266
Aggregate outstanding principal balances	381,442	289,425	254,266
Non-current portion	173,430	188,218	254,266
Bank Loan From The Trust In PRC [Member]
Line of Credit Facility [Line Items]
Aggregate outstanding principal balances		67,438	114,879
Aggregate outstanding principal balances	23,030	67,438
China Construction Bank [Member]
Line of Credit Facility [Line Items]
Aggregate outstanding principal balances		143,192
Aggregate outstanding principal balances	285,098	143,192
We Bank [Member]
Line of Credit Facility [Line Items]
Aggregate outstanding principal balances		78,795	$ 139,387
Aggregate outstanding principal balances	$ 73,314	$ 78,795